Income Taxes - Reconciliation of U.S. Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	34.00%
Adjustments for tax effects of:
State taxes, net		6.10%	5.70%
Withholding Tax		(3.60%)
Permanent adjustments	(1.40%)	(1.00%)	(4.50%)
Tax Cuts and Jobs Act			(3.70%)
Net operating loss carryovers not recognized	(18.80%)	(22.10%)	(30.40%)
Valuation allowance	1.10%	(5.90%)	(1.00%)
Other	(1.90%)	1.90%	(0.10%)
Effective income tax rate		(3.70%)